Fidelity (logo) Investments®|	245 Summer Street Boston MA 02210 617 563 7000

|||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	July 20, 2016

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Fidelity Covington Trust (the trust):

Fidelity MSCI Consumer Discretionary Index ETF
Fidelity MSCI Utilities Index ETF
Fidelity MSCI Consumer Staples Index ETF
Fidelity MSCI Energy Index ETF
Fidelity MSCI Financials Index ETF
Fidelity MSCI Health Care Index ETF
Fidelity MSCI Industrials Index ETF
Fidelity MSCI Information Technology Index ETF
Fidelity MSCI Materials Index ETF
Fidelity MSCI Telecommunication Services Index ETF
Fidelity MSCI Real Estate Index ETF(the funds)

File Nos. 033-60973 and 811-07319

__________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith for filing pursuant to Rule 497(e) under the Securities Act of 1933 (33 Act), as amended, are exhibits containing interactive data format risk/return summary information for supplements to the registration statement for the funds listed above. The purpose of this filing is to submit the 497 filing in XBRL for the funds.

||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	Very truly yours,

/s/Jamie Plourde
Jamie Plourde
Legal Product Group